Aberdeen Asia Bond Fund
Aberdeen Asia Bond Fund
ABERDEEN FUNDS Aberdeen Asia Bond Fund (the “Fund”) Supplement to the Fund’s Statutory Prospectus (the “Prospectus”) dated February 29, 2016, as amended March 9, 2016

Under “Summary — Aberdeen Asia Bond Fund” in the Prospectus, the following replaces the first paragraph under “Performance” on page 60:

The bar chart and table below can help you evaluate potential risks of the Asia Bond Fund. The bar chart shows how the Fund’s annual total returns for the Institutional Class shares have varied from year to year. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund’s average annual total returns to the returns of the Markit iBoxx® Asia Government Index and the HSBC Asian Local Bond IndexTM, each a broad-based securities index.  Effective April 1, 2016, the Markit iBoxx® Asia Government Index replaced the HSBC Asian Local Bond IndexTM as the Fund’s benchmark index because the HSBC Asian Local Bond IndexTM is expected to be discontinued in April 2016. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Under “Summary — Aberdeen Asia Bond Fund — Performance” in the Prospectus, the following is added above the last row in the table “Average Annual Total Returns as of December 31, 2015” on page 61:
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Asia Bond Fund | Markit iBoxx® Asia Government Index (reflects no deduction for fees, expenses or taxes)	(3.06%)	1.54%	3.75%	May 01, 2007

This supplement is dated April 1, 2016. Please retain this supplement for future reference.